Loans and asset quality- Nonperforming Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Loans fair value	$ 16	$ 174